12. INCOME TAXES: Schedule of deferred tax assets and liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of deferred tax assets and liabilities

	2021	2020	2019
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$10,369,000	$9,955,000	$9,455,000
Mineral property interests and deferred exploration costs	5,089,000	5,089,000	5,095,000
Property and equipment	-	-	16,000

Total Unrecognized deductible and taxable temporary differences not recognized	$15,459,000	$15,044,000	$14,566,000